Loss Per Ordinary Share (“EPS”) - Schedule of Weighted Average Number of Ordinary Shares in Issue (Details)		12 Months Ended
		Jun. 30, 2026 MYR (RM) RM / shares shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 MYR (RM) RM / shares shares		Jun. 30, 2024 MYR (RM) RM / shares shares
Schedule of Weighted Average Number of Ordinary Shares in Issue [Abstract]
Loss attributable to Owners of the Company (RM)		RM (83,836,915)	$ (20,548,263)		RM (71,369,819)		RM (54,999,680)
Weighted average number of ordinary shares in issue, basic	[1],[2]	1,765,256	1,765,256		1,765,256		1,765,256
Basic (loss)/earning per share (RM) | (per share)		RM (47.49)	$ (11.64)	[2]	RM (40.43)	[2]	RM (31.16)	[2]
Weighted average number of ordinary shares in issue, diluted	[1],[2]	1,765,256	1,765,256		1,765,256		1,765,256
Diluted loss per share (RM) | (per share)	[2]	RM (47.49)	$ (11.64)		RM (40.43)		RM (31.16)

[1]	Retrospectively restated for effect of reverse share split.
[2]	Retrospectively restated for effect of reverse share split at a ratio 1-for-15 on June 2, 2025, as disclosed in Note 14.